LOSS/CLAIM ADJUSTMENT EXPENSES - CUMULATIVE CLAIMS PAID AND INCURRED CLAIMS (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Claims Development [Line Items]
Cumulative long-term disability incurred claims	$ 9.9	$ 3.1
IBNR	2.8	1.2
2017
Claims Development [Line Items]
Cumulative long-term disability incurred claims	2.5	3.1
IBNR	0.0	1.2
Claim Frequency	107.0	56.0
2018
Claims Development [Line Items]
Cumulative long-term disability incurred claims	7.4	$ 0.0
IBNR	2.8
Claim Frequency	$ 146.0